Leases - Components of lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating lease cost	$ 313	$ 376	$ 369
Finance lease cost	37	29	36
Short term lease cost	40	48	48
Sub-lease income	(25)	(21)	(2)
Total lease expense	365	432	451
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating lease cost	240	287	268
Finance lease cost	17	13	14
Short term lease cost	26	17	19
Sub-lease income	(24)	(20)	(2)
Total lease expense	259	297	299
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating lease cost	73	89	101
Finance lease cost	20	16	22
Short term lease cost	14	31	29
Sub-lease income	(1)	(1)	0
Total lease expense	$ 106	$ 135	$ 152